CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	¥ (442,083)	¥ (430,268)	¥ (326,900)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of debt issuance cost and debt discount	99,380	61,373	48,100
Depreciation and amortization	1,142,032	741,507	378,130
Net loss (gain) on disposal of property and equipment	(703)	2,212
Share-based compensation expense	189,756	105,877	59,843
Loss from equity method investment	1,213
Allowance for doubtful accounts	274	241
Deferred tax benefit	(50,172)	(36,597)	(11,622)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(342,191)	(157,708)	(134,631)
VAT recoverable	(323,044)	(221,390)	(194,335)
Prepaid expenses	(13,320)	(14,153)	520
Other current assets	(8,095)	(11,477)	11,500
Other non-current assets	(8,678)	(37,035)	(23,111)
Accounts payable	22,540	25,292	33,903
Deferred revenue	31,417	17,468	14,952
Accrued expenses and other payables	(20,434)	(56,693)	(83,260)
Other long-term liabilities	1,299	(1,559)	59,095
Operating leases	14,245
Net cash (used in) provided by operating activities	293,436	(12,910)	(167,816)
Cash flows from investing activities
Payments for purchase of property and equipment and land use rights	(4,557,686)	(4,260,977)	(1,720,165)
Payments for purchase of intangible assets			(6,000)
Loans advanced to subsidiaries prior to acquisitions			(6,025)
Cash acquired from the business combinations	12,091	466	24,916
Cash paid for the business combinations	(190,066)	(359,372)	(252,780)
Cash paid for the asset acquisitions	(363,939)	(115,167)
Cash paid for equity investments	(6,000)
Deposits paid for potential acquisitions	(30,700)	(1,000)	(5,000)
Proceeds from sale of property and equipment	5,069	13,896
Deposits paid for construction of property and equipment		(10,896)	(40,000)
Net cash used in investing activities	(5,131,231)	(4,733,050)	(2,005,054)
Cash flows from financing activities
Proceeds from short-term borrowings	467,744	943,088	553,490
Proceeds from long-term borrowings	5,000,510	2,814,197	3,086,390
Repayment of short-term borrowings	(758,941)	(776,224)	(381,071)
Repayment of long-term borrowings	(1,968,913)	(834,154)	(1,401,023)
Payment of issuance cost of borrowings	(156,742)	(91,124)	(62,460)
Proceeds from exercise of stock options	55,469	16,866	3,377
Net proceeds from issuance of convertible bonds		1,867,304
Net proceeds from issuance of ordinary shares	4,934,126	1,283,308	649,834
Net proceeds from issuance of redeemable preferred shares	989,349
Payment of redeemable preferred shares dividends	(25,014)
Payments under finance lease and other financing obligations	(289,467)	(190,718)	(68,670)
Proceeds from other financing arrangements	302,761
Deferred payments for purchase of property and equipment	(68,864)
Payment of contingent consideration for acquisition of subsidiaries	(120,079)	(155,737)	(24,139)
Net cash provided by financing activities	8,361,939	4,876,806	2,355,728
Effect of exchange rate changes on cash and restricted cash	164,370	206,302	(74,250)
Net increase in cash and restricted cash	3,688,514	337,148	108,608
Cash and restricted cash at beginning of year	2,284,748	1,947,600	1,838,992
Cash and restricted cash at end of year	5,973,262	2,284,748	1,947,600
Supplemental disclosures of cash flow information
Interest paid	841,388	633,063	358,748
Income tax paid	17,031	3,371	1,369
Supplemental disclosures of non-cash investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities	333,775
Payables (settlement of payables) for purchase of property and equipment and prepaid land use rights	48,511	(179,509)	445,950
Purchase of property and equipment through finance leases and other financing arrangement	675,384	720,753	828,452
Changes in consideration payable for the acquisition of subsidiaries	239,096	148,217	280,370
Settlement of liability-classified restricted shares award	¥ 7,984	¥ 6,357	4,462
Conversion of convertible bonds			¥ 1,106,227